CONSOLIDATED STATEMENTS OF OPERATIONS (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 29, 2013	Mar. 30, 2012
Consolidated Condensed Statements of Income Parentheticals [Abstract]
Cost of services (depreciation and amortization, contract charge, settlement charge and restructuring costs)	$ 238	$ 137
Specified contract charge (amount charged to revenue)	0	204
Settlement charge (amount charged to revenue)	0	42
Restructuring costs	$ 26	$ 3